Equity (Accelerated Share Repurchase) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accelerated Share Repurchases [Line Items]
Treasury Stock, Value, Acquired, Cost Method	$ 10,000,000,000	$ 1,500,000,000	$ 1,200,000,000
March 13, 2015 [Member]
Accelerated Share Repurchases [Line Items]
ASR Agreement Amount	$ 2,650,000,000
March 13, 2015 [Member] | Initial delivery, shares of Common Stock [Member]
Accelerated Share Repurchases [Line Items]
Treasury Stock, Shares, Acquired	18,600,000
March 13, 2015 [Member] | Final delivery, shares of Common Stock [Member]
Accelerated Share Repurchases [Line Items]
Treasury Stock, Shares, Acquired	4,200,000
November 11, 2015 [Member]
Accelerated Share Repurchases [Line Items]
ASR Agreement Amount	$ 6,000,000,000
Accelerated Share Repurchases, Initial Price Paid Per Share	$ 98.26
ASR amount included in APIC to be reclassified to treasury stock	$ 900,000,000
November 11, 2015 [Member] | Initial delivery, shares of Common Stock [Member]
Accelerated Share Repurchases [Line Items]
Treasury Stock, Shares, Acquired	51,900,000
November 11, 2015 [Member] | Accelerated Stock Repurchase [Member]
Accelerated Share Repurchases [Line Items]
Treasury Stock, Value, Acquired, Cost Method	$ 5,100,000,000